S000084919 [Member] Annual Fund Operating Expenses - Barrow Hanley Credit Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.13%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.16%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.02%
Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.13%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.16%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.87%
Class Z Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.13%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.16%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.77%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.13%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.16%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.77%

[1]	The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies (other than the Barrow Hanley Floating Rate Fund), and extraordinary expenses) exceed 0.77%, 0.87%, 1.02%, and 0.77% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares until February 1, 2027. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) of the Fund at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.The Adviser further has agreed contractually to waive its investment advisory fee payable by the Fund in the amount of the investment advisory fee the Adviser receives attributable to the assets of the Fund invested in the Barrow Hanley Floating Rate Fund until February 1, 2027. This agreement may be terminated by the Board at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.
[2]	The contractual expense limit and advisory fee waiver represent 0.03% and 0.13%, respectively, of the 0.16% in Fee Waivers and Reimbursements shown in the table.